Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 3.8%
248,523	Axalta Coating Systems U.S. Holdings, Inc. 1.882% (3-Month USD Libor+175 basis points), 6/1/2024[2,3,4]	$248,151
250,000	Berry Global, Inc. 1.856% (1-Month USD Libor+175 basis points), 7/1/2026[2,3,4]	248,937
248,750	Dell International LLC 2.000% (1-Month USD Libor+175 basis points), 9/19/2025[2,3,4]	248,950
250,000	Hilton Worldwide Finance LLC 1.833% (3-Month USD Libor+175 basis points), 6/21/2026[2,3,4]	248,185
248,731	ON Semiconductor Corp. 2.084% (1-Month USD Libor+200 basis points), 9/19/2026[2,3,4]	248,716
242,502	Seminole Tribe of Florida, Inc. 1.834% (3-Month USD Libor+175 basis points), 7/6/2024[2,3,4]	242,445
249,352	Summit Materials LLC 2.084% (3-Month USD Libor+200 basis points), 11/21/2024[2,3,4]	249,274
248,611	Vistra Operations Co. LLC 0.000% (1-Month USD Libor+175 basis points), 12/31/2025[2,3,4]	247,007
189,680	Western Digital Corp. 1.832% (1-Month USD Libor+175 basis points), 4/29/2023[2,3,4]	189,937
	Total Bank Loans
	(Cost $2,171,664)	2,171,602
	BONDS — 82.6%
	ASSET-BACKED SECURITIES — 49.7%
500,000	Aimco CLO Series Series 2015-AA, Class BR, 1.426% (3-Month USD Libor+130 basis points), 1/15/2028[3,4,5]	500,000
170,198	Ally Auto Receivables Trust Series 2019-1, Class A3, 2.910%, 9/15/2023[3]	171,659
500,000	Ammc Clo 20 Ltd. Series 2017-20A, Class DR, 3.271% (3-Month USD Libor+315 basis points), 4/17/2029[3,4,5]	499,328
500,000	Ares CLO Ltd. Series 2017-42A, Class AR, 1.058% (3-Month USD Libor+92 basis points), 1/22/2028[3,4,5]	500,495
750,000	Assurant CLO Ltd. Series 2017-1A, Class A, 1.384% (3-Month USD Libor+125 basis points), 10/20/2029[3,4,5]	750,002
	Barings CLO Ltd.
1,500,000	Series 2013-IA, Class BR, 1.384% (3-Month USD Libor+125 basis points), 1/20/2028[3,4,5]	1,499,676
350,000	Series 2020-1A, Class A1, 1.526% (3-Month USD Libor+140 basis points), 10/15/2032[3,4,5]	350,000
46,907	BMW Vehicle Owner Trust Series 2020-A, Class A2, 0.390%, 2/27/2023[3]	46,919

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
140,934	Capital One Prime Auto Receivables Trust Series 2019-1, Class A3, 2.510%, 11/15/2023[3]	$142,387
1,500,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-2A, Class BR, 1.434% (3-Month USD Libor+130 basis points), 1/18/2029[3,4,5]	1,496,953
500,000	Carlyle U.S. CLO Ltd. Series 2019-4A, Class C, 4.126% (3-Month USD Libor+400 basis points), 1/15/2033[3,4,5]	502,188
	CarMax Auto Owner Trust
37,718	Series 2020-1, Class A2, 1.870%, 4/17/2023[3]	37,765
212,557	Series 2018-3, Class A3, 3.130%, 6/15/2023[3]	214,213
144,793	Series 2020-4, Class A2, 0.310%, 1/16/2024[3]	144,856
401,235	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	406,279
290,100	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	293,793
400,000	Series 2020-1, Class A3, 1.890%, 12/16/2024[3]	405,683
800,000	Catamaran CLO Ltd. Series 2013-1A, Class CR, 1.929% (3-Month USD Libor+180 basis points), 1/27/2028[3,4,5]	800,654
750,000	CBAM Ltd. Series 2018-6A, Class B2R, 2.226% (3-Month USD Libor+210 basis points), 1/15/2031[3,4,5]	751,345
	CIFC Funding Ltd.
203,951	Series 2015-5A, Class A1R, 0.985% (3-Month USD Libor+86 basis points), 10/25/2027[3,4,5]	203,951
500,000	Series 2015-3A, Class AR, 1.004% (3-Month USD Libor+87 basis points), 4/19/2029[3,4,5]	500,250
31,116	CNH Equipment Trust Series 2020-A, Class A2, 1.080%, 7/17/2023[3]	31,139
171,613	Dell Equipment Finance Trust Series 2020-2, Class A2, 0.470%, 10/24/2022[3,5]	171,777
500,000	Dorchester Park CLO DAC Series 2015-1A, Class DR, 2.534% (3-Month USD Libor+240 basis points), 4/20/2028[3,4,5]	501,872
500,000	Dryden 76 CLO Ltd. Series 2019-76A, Class A1, 1.464% (3-Month USD Libor+133 basis points), 10/20/2032[3,4,5]	500,740
500,000	Dryden 85 CLO Ltd. Series 2020-85A, Class C, 2.626% (3-Month USD Libor+250 basis points), 10/15/2032[3,4,5]	500,303
	Dryden Senior Loan Fund
500,000	Series 2012-25A, Class BRR, 1.476% (3-Month USD Libor+135 basis points), 10/15/2027[3,4,5]	500,000

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
250,000	Series 2012-25A, Class CRR, 1.976% (3-Month USD Libor+185 basis points), 10/15/2027[3,4,5]	$250,000
195,254	Flagship CLO VIII Ltd. Series 2014-8A, Class BRR, 1.526% (3-Month USD Libor+140 basis points), 1/16/2026[3,4,5]	195,431
645,000	Flatiron Clo 17 Ltd. Series 2017-1A, Class AR, 1.105% (3-Month USD Libor+98 basis points), 5/15/2030[3,4,5]	645,805
497,254	Galaxy CLO Ltd. Series 2017-23A, Class AR, 0.995% (3-Month USD Libor+87 basis points), 4/24/2029[3,4,5]	498,164
	GM Financial Automobile Leasing Trust
67,504	Series 2020-2, Class A2A, 0.710%, 10/20/2022[3]	67,560
337,403	Series 2021-1, Class A2, 0.170%, 4/20/2023[3]	337,449
350,000	Series 2020-1, Class A4, 1.700%, 12/20/2023[3]	352,985
	GM Financial Consumer Automobile Receivables Trust
5,501	Series 2020-2, Class A2A, 1.500%, 3/16/2023[3]	5,504
99,789	Series 2020-3, Class A2, 0.350%, 7/17/2023[3]	99,825
117,729	Series 2018-4, Class A3, 3.210%, 10/16/2023[3]	118,719
188,264	Series 2021-1, Class A2, 0.230%, 11/16/2023[3]	188,311
500,000	Grippen Park CLO Ltd. Series 2017-1A, Class A, 1.394% (3-Month USD Libor+126 basis points), 1/20/2030[3,4,5]	500,624
500,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 1.825% (3-Month USD Libor+170 basis points), 3/15/2027[3,4,5]	500,665
	Honda Auto Receivables Owner Trust
35,194	Series 2020-1, Class A2, 1.630%, 10/21/2022[3]	35,227
185,161	Series 2019-1, Class A3, 2.830%, 3/20/2023[3]	186,758
300,000	HPEFS Equipment Trust Series 2021-2A, Class A2, 0.300%, 9/20/2028[3,5]	300,106
	Hyundai Auto Lease Securitization Trust
300,000	Series 2019-B, Class A4, 2.030%, 6/15/2023[3,5]	300,983
675,000	Series 2019-B, Class B, 2.130%, 11/15/2023[3,5]	679,047
19,556	John Deere Owner Trust Series 2018-B, Class A3, 3.080%, 11/15/2022[3]	19,593
500,000	Kayne CLO III Ltd. Series 2019-3A, Class A, 1.606% (3-Month USD Libor+148 basis points), 4/15/2032[3,4,5]	501,167

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
518,000	Madison Park Funding XII Ltd. Series 2014-12A, Class D, 3.634% (3-Month USD Libor+350 basis points), 7/20/2026[3,4,5]	$518,242
506,005	MMAF Equipment Finance LLC Series 2020-A, Class A2, 0.740%, 4/9/2024[3,5]	507,743
500,000	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 1.229% (3-Month USD Libor+110 basis points), 12/21/2029[3,4,5]	500,625
192,573	Nissan Auto Lease Trust Series 2020-A, Class A3, 1.840%, 1/17/2023[3]	193,472
539,716	Nissan Auto Receivables Owner Trust Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	545,177
11,518	OBX Trust Series 2019-EXP2, Class 2A1A, 0.986% (1-Month USD Libor+90 basis points), 6/25/2059[3,4,5]	11,569
	OCP CLO Ltd.
64,165	Series 2015-10A, Class A1R, 0.945% (3-Month USD Libor+82 basis points), 10/26/2027[3,4,5]	64,205
340,000	Series 2015-10A, Class CR, 2.725% (3-Month USD Libor+260 basis points), 10/26/2027[3,4,5]	341,272
1,750,000	Series 2014-7A, Class A1RR, 1.254% (3-Month USD Libor+112 basis points), 7/20/2029[3,4,5]	1,752,186
500,000	Regatta Funding LP Series 2013-2A, Class CR2, 3.826% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,5]	501,872
500,000	Symphony CLO XIV Ltd. Series 2014-14A, Class DR, 3.233% (3-Month USD Libor+310 basis points), 7/14/2026[3,4,5]	501,948
500,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class A, 1.356% (3-Month USD Libor+123 basis points), 7/15/2030[3,4,5]	499,946
115,496	Tesla Auto Lease Trust Series 2019-A, Class A2, 2.130%, 4/20/2022[3,5]	115,771
1,000,000	TICP CLO II-2 Ltd. Series 2018-IIA, Class A2, 1.384% (3-Month USD Libor+125 basis points), 4/20/2028[3,4,5]	998,194
500,000	Toyota Auto Receivables Owner Trust Series 2020-B, Class A3, 1.360%, 8/15/2024[3]	504,277
293,704	Toyota Lease Owner Trust Series 2021-A, Class A2, 0.270%, 9/20/2023[3,5]	293,846
4,159	Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.930%, 12/20/2022[3]	4,161

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
566,076	Voya CLO Ltd. Series 2015-1A, Class A1R, 1.034% (3-Month USD Libor+90 basis points), 1/18/2029[3,4,5]	$566,836
	World Omni Auto Receivables Trust
208,298	Series 2018-C, Class A3, 3.130%, 11/15/2023[3]	209,958
400,000	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	402,522
250,000	World Omni Select Auto Trust Series 2021-A, Class A2, 0.290%, 2/18/2025[3]	250,006
460,000	York CLO 1 Ltd. Series 2014-1A, Class BRR, 1.788% (3-Month USD Libor+165 basis points), 10/22/2029[3,4,5]	460,287
	Total Asset-Backed Securities
	(Cost $27,928,375)	27,952,265
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
300,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class A, 0.914% (1-Month USD Libor+83 basis points), 12/15/2036[3,4,5]	299,962
178,649	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,5,6]	179,675
	Government National Mortgage Association
45,579	Series 2013-179, Class A, 1.800%, 7/16/2037[3]	45,654
60,027	Series 2013-12, Class A, 1.410%, 10/16/2042[3]	60,316
750,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,5]	761,651
	Total Commercial Mortgage-Backed Securities
	(Cost $1,346,252)	1,347,258
	CORPORATE — 24.7%
	BASIC MATERIALS — 1.0%
150,000	DuPont de Nemours, Inc. 4.205%, 11/15/2023[3]	161,110
90,000	Georgia-Pacific LLC 0.625%, 5/15/2024[5]	89,914
145,000	Nucor Corp. 4.000%, 8/1/2023[3]	153,186
150,000	Nutrien Ltd. 1.900%, 5/13/2023[7]	153,295
		557,505
	COMMUNICATIONS — 2.4%
150,000	Amazon.com, Inc. 2.400%, 2/22/2023[3]	154,206

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
375,000	AT&T, Inc. 1.294% (3-Month USD Libor+118 basis points), 6/12/2024[4]	$384,315
150,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[3]	153,016
150,000	eBay, Inc. 2.750%, 1/30/2023[3]	154,374
150,000	Fox Corp. 4.030%, 1/25/2024[3]	160,975
165,000	Verizon Communications, Inc. 0.750%, 3/22/2024	165,673
150,000	Walt Disney Co. 3.000%, 9/15/2022	153,922
		1,326,481
	CONSUMER, CYCLICAL — 3.4%
150,000	Aptiv Corp. 4.150%, 3/15/2024[3]	161,150
150,000	AutoZone, Inc. 3.700%, 4/15/2022[3]	151,460
150,000	Dollar Tree, Inc. 3.700%, 5/15/2023[3]	157,276
150,000	General Motors Financial Co., Inc. 3.150%, 6/30/2022[3]	152,715
150,000	Home Depot, Inc. 3.250%, 3/1/2022	151,897
150,000	Lowe's Cos., Inc. 3.120%, 4/15/2022[3]	151,215
150,000	Nike, Inc. 2.250%, 5/1/2023[3]	153,995
	PACCAR Financial Corp.
225,000	2.650%, 5/10/2022	228,277
150,000	2.650%, 4/6/2023	155,005
	Starbucks Corp.
150,000	1.300%, 5/7/2022	150,912
100,000	3.850%, 10/1/2023[3]	105,930
170,000	Toyota Motor Credit Corp. 2.250%, 10/18/2023	176,297
	Volkswagen Group of America Finance LLC
20,000	0.750%, 11/23/2022[5]	20,062
20,000	0.875%, 11/22/2023[5]	20,104
		1,936,295

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL — 4.8%
	AbbVie, Inc.
150,000	3.450%, 3/15/2022[3]	$151,347
120,000	2.300%, 11/21/2022	122,497
150,000	Anthem, Inc. 2.950%, 12/1/2022[3]	154,220
350,000	AstraZeneca PLC 0.789% (3-Month USD Libor+66.5 basis points), 8/17/2023[4,7]	353,690
200,000	Danone S.A. 2.077%, 11/2/2021[3,5,7]	200,000
150,000	Diageo Investment Corp. 2.875%, 5/11/2022	152,343
150,000	General Mills, Inc. 3.700%, 10/17/2023[3]	159,264
100,000	Gilead Sciences, Inc. 0.750%, 9/29/2023[3]	100,005
150,000	GlaxoSmithKline Capital, Inc. 3.375%, 5/15/2023	157,501
150,000	IHS Markit Ltd. 4.125%, 8/1/2023[3,7]	159,218
150,000	Kellogg Co. 2.650%, 12/1/2023	156,851
210,000	PayPal Holdings, Inc. 2.200%, 9/26/2022	214,069
110,000	PepsiCo, Inc. 0.750%, 5/1/2023	110,908
150,000	Royalty Pharma PLC 0.750%, 9/2/2023[7]	150,517
150,000	Sysco Corp. 2.600%, 6/12/2022	152,365
200,000	UnitedHealth Group, Inc. 2.375%, 10/15/2022	204,539
		2,699,334
	ENERGY — 1.2%
150,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	151,592
150,000	Kinder Morgan Energy Partners LP 3.450%, 2/15/2023[3]	155,166
	Phillips 66
150,000	3.700%, 4/6/2023	157,165
35,000	0.900%, 2/15/2024[3]	35,010

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
150,000	Schlumberger Finance Canada Ltd. 2.650%, 11/20/2022[3,5,7]	$153,530
		652,463
	FINANCIAL — 3.4%
150,000	American Express Co. 2.750%, 5/20/2022[3]	152,097
150,000	Bank of America Corp. 2.503%, 10/21/2022[3]	150,162
150,000	Berkshire Hathaway, Inc. 2.750%, 3/15/2023[3]	154,712
150,000	Citigroup, Inc. 2.750%, 4/25/2022[3]	151,818
250,000	Eaton Vance Corp. 3.625%, 6/15/2023	262,780
150,000	Fifth Third Bancorp 1.625%, 5/5/2023[3]	152,788
	Goldman Sachs Group, Inc.
150,000	5.750%, 1/24/2022	152,547
100,000	4.000%, 3/3/2024	107,759
150,000	Intercontinental Exchange, Inc. 0.700%, 6/15/2023	150,699
150,000	Mitsubishi UFJ Financial Group, Inc. 2.998%, 2/22/2022[7]	151,602
170,000	Public Storage 2.370%, 9/15/2022[3]	173,199
150,000	Wells Fargo & Co. 3.500%, 3/8/2022	152,125
		1,912,288
	INDUSTRIAL — 2.8%
150,000	3M Co. 2.250%, 3/15/2023[3]	153,996
200,000	ABB Finance USA, Inc. 2.875%, 5/8/2022	203,146
200,000	Caterpillar Financial Services Corp. 1.900%, 9/6/2022	203,353
100,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	100,109
100,000	John Deere Capital Corp. 2.150%, 9/8/2022	101,899

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
175,000	L3Harris Technologies, Inc. 3.850%, 6/15/2023[3]	$184,431
150,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[3]	157,492
175,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[3,5]	175,843
150,000	Schneider Electric S.E. 2.950%, 9/27/2022[5,7]	153,793
150,000	Union Pacific Corp. 2.950%, 1/15/2023[3]	153,979
		1,588,041
	TECHNOLOGY — 4.2%
150,000	Adobe, Inc. 1.700%, 2/1/2023	152,836
150,000	Analog Devices, Inc. 2.950%, 4/1/2025[3]	160,083
200,000	Apple, Inc. 2.400%, 5/3/2023	206,540
150,000	Fiserv, Inc. 3.800%, 10/1/2023[3]	159,501
200,000	Hewlett Packard Enterprise Co. 1.450%, 4/1/2024[3]	203,267
200,000	International Business Machines Corp. 1.875%, 8/1/2022	202,700
200,000	Marvell Technology, Inc. 4.200%, 6/22/2023[3,5]	211,242
150,000	Microsoft Corp. 2.375%, 5/1/2023[3]	154,317
	Oracle Corp.
150,000	2.500%, 5/15/2022[3]	151,516
200,000	2.500%, 10/15/2022	204,571
	Qualcomm, Inc.
150,000	3.000%, 5/20/2022	152,583
100,000	2.900%, 5/20/2024[3]	105,719
150,000	VMware, Inc. 0.600%, 8/15/2023	150,235
150,000	Xilinx, Inc. 2.950%, 6/1/2024[3]	158,172
		2,373,282

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 1.5%
150,000	Atmos Energy Corp. 0.625%, 3/9/2023[3]	$150,006
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	159,964
150,000	Duke Energy Carolinas LLC 3.050%, 3/15/2023[3]	155,617
50,000	Entergy Corp. 4.000%, 7/15/2022[3]	51,098
150,000	Entergy Mississippi LLC 3.100%, 7/1/2023[3]	155,570
150,000	Sempra Energy 4.050%, 12/1/2023[3]	159,846
		832,101
	Total Corporate
	(Cost $13,819,743)	13,877,790
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
279,848	OBX Trust Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[3,5,6]	280,949
	Total Residential Mortgage-Backed Securities
	(Cost $279,847)	280,949
	U.S. GOVERNMENT — 5.3%
	United States Treasury Bill
1,000,000	0.032%, 12/30/2021	999,913
1,000,000	0.034%, 1/6/2022	999,919
1,000,000	0.032%, 1/13/2022	999,905
	Total U.S. Government
	(Cost $2,999,740)	2,999,737
	Total Bonds
	(Cost $46,373,957)	46,457,999

Principal Amount
	COMMERCIAL PAPER — 11.9%
$500,000	Amcor Flexibles N.A. 0.140%, 10/29/2021	499,942
500,000	American Honda Finanical 0.150%, 12/7/2021	499,846
500,000	BASGR 0.090%, 11/2/2021	499,952

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$600,000	Electricite de France 0.090%, 10/28/2021	$599,942
500,000	Engie S.A. 0.120%, 10/13/2021	499,981
500,000	Experian Finance 0.240%, 12/9/2021	499,862
500,000	General Motors Financial 0.109%, 11/9/2021	499,820
500,000	Hitachi Capital America, Corp. 0.176%, 10/25/2021	499,951
500,000	Oglethorpe Power Corp. 0.134%, 11/4/2021	499,934
500,000	Public SVC Enterprise 0.182%, 12/20/2021	499,788
500,000	Robert Bosch Finance 0.063%, 10/18/2021	499,986
500,000	Unilever Finance 0.060%, 11/2/2021	499,970
600,000	Washington Gas Light 0.150%, 11/30/2021	599,924
	Total Commercial Paper
	(Cost $6,698,815)	6,698,898

Number of Shares
	SHORT-TERM INVESTMENTS — 3.8%
504,297	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[8,9]	504,297
1,633,889	Federated Treasury Obligations Fund - Institutional Class, 0.01%[9]	1,633,889
	Total Short-Term Investments
	(Cost $2,138,186)	2,138,186
	TOTAL INVESTMENTS — 102.1%
	(Cost $57,382,622)	57,466,685
	Liabilities in Excess of Other Assets — (2.1)%	(1,203,158)
	TOTAL NET ASSETS — 100.0%	$56,263,527

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT — (0.9)%
	BONDS — (0.9)%
	U.S. GOVERNMENT — (0.9)%
$(500,000)	United States Treasury Note 0.250%, 7/31/2025	$(490,547)
	Total U.S. Government
	(Proceeds $492,287)	(490,547)
	Total Bonds
	(Proceeds $492,287)	(490,547)
	Total Securities Sold Short
	(Proceeds $492,287)	$(490,547)

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $25,082,793 which represents 44.58% of total net assets of the Fund.
[6]	Variable rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $504,297, which represents 0.90% of total net assets of the Fund.
[9]	The rate is the annualized seven-day yield at period end.